UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017
(Unaudited)

Notes to Financial Statements	10

Disclosure of Fund Expenses	20

Approval of Investment Advisory Agreement	22

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-520-4227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

Sector Weighting†:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%
	Shares	Value

AIRPORT SERVICES — 7.4%
Aena (Spain)	4,439	$783,336
Flughafen Zuerich (Switzerland)	3,055	673,021
Sydney Airport (Australia)	197,025	1,016,498

		2,472,855

COMMUNICATIONS — 9.2%
American Tower ‡	5,300	667,482
Cellnex Telecom (Spain)	21,276	376,030
Crown Castle International ‡	19,800	1,873,080
Infrastrutture Wireless Italiane (Italy)	30,175	166,978

		3,083,570

CONSTRUCTION & ENGINEERING — 6.1%
Ferrovial (Spain)	41,312	879,099
Vinci (France)	13,947	1,186,533

		2,065,632

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ELECTRIC UTILITIES — 23.2%
American Electric Power	13,700	$929,271
Enel (Italy)	73,157	347,767
Eversource Energy	4,910	291,654
Fortis (Canada)	26,800	872,097
Great Plains Energy	11,100	328,449
Korea Electric Power (South Korea)	8,367	333,459
NextEra Energy	8,870	1,184,677
PG&E	18,300	1,227,015
Power Assets Holdings (Hong Kong)	74,500	670,450
Red Electrica (Spain)	21,969	428,362
Spark Infrastructure Group (Australia)	88,285	164,608
SSE PLC (United Kingdom)	19,788	356,506
Xcel Energy	14,600	657,730

		7,792,045

GAS UTILITIES — 2.0%
Atmos Energy	8,300	672,466

HIGHWAYS — 8.7%
Atlantia (Italy)	44,509	1,128,701
OHL Mexico (Mexico)	256,114	312,639
Transurban Group (Australia)	161,842	1,478,485

		2,919,825

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.3%
NRG Yield, Cl A	25,700	445,638

MULTI-UTILITIES — 4.7%
DTE Energy	4,700	491,573
National Grid PLC (United Kingdom)	37,073	480,170
Sempra Energy	5,400	610,308

		1,582,051

OIL & GAS REFINING & MARKETING — 1.0%
EnLink Midstream Partners LP [1]	18,800	333,700

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

OIL & GAS STORAGE & TRANSPORTATION — 16.6%
Cheniere Energy *	9,800	$444,430
Enagas (Spain)	12,665	333,173
Enbridge Energy Management *	17,319	321,441
Hess Midstream Partners LP *[1]	10,000	255,800
Kinder Morgan	53,100	1,095,453
Pembina Pipeline (Canada)	36,900	1,175,891
Plains GP Holdings, Cl A *	16,532	492,158
Snam (Italy)	37,098	163,987
Targa Resources	5,666	312,366
Williams	31,800	974,034

		5,568,733

RAILROADS — 13.5%
Canadian Pacific Railway (Canada)	6,500	995,964
Central Japan Railway (Japan)	3,900	653,703
CSX	11,900	604,996
East Japan Railway (Japan)	12,800	1,142,957
Norfolk Southern	4,400	516,956
West Japan Railway (Japan)	9,600	641,062

		4,555,638

RENEWABLE ELECTRICITY — 1.6%
NextEra Energy Partners LP	5,149	178,413
Pattern Energy Group, Cl A	15,900	350,118

		528,531

WATER UTILITIES — 2.4%
American Water Works	6,400	510,464
Guangdong Investment (Hong Kong)	196,000	303,386

		813,850

TOTAL COMMON STOCK (Cost $30,214,621)		32,834,534

TOTAL INVESTMENTS — 97.7% (Cost $30,214,621)		$32,834,534

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

Percentages are based on Net Assets of $33,593,819.

1	Security considered Master Limited Partnership. At April 30, 2017, these securities amounted to $589,500 or 1.8% of Net Assets.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $30,214,621)	$32,834,534
Cash	536,446
Foreign Currency, at Value (Cost $10)	10
Receivable for Investment Securities Sold	651,008
Dividends and Interest Receivable	51,460
Dividend Tax Reclaim Receivable	26,064
Unrealized Gain on Foreign Currency Spot Contracts	133
Prepaid Expenses	23,416

Total Assets	34,123,071

Liabilities:
Payable for Investment Securities Purchased	484,392
Payable to Adviser	16,529
Shareholder Servicing Fees Payable	9,402
Payable to Administrator	5,753
Unrealized Loss on Foreign Currency Spot Contracts	1,074
Payable to Trustees	375
Chief Compliance Officer Fees Payable	297
Distribution Fees Payable (Investor Class Shares)	253
Other Accrued Expenses	11,177

Total Liabilities	529,252

Net Assets	$33,593,819

Net Assets Consist of:
Paid-in Capital	$30,144,651
Distributions in Excess of Net Investment Income	(22,472)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	854,060
Net Unrealized Appreciation on Investments	2,619,913
Net Unrealized Depreciation on Foreign Currency Translation	(2,333)

Net Assets	$33,593,819

Net Asset Value, Offering, and Redemption Price Per Share — Institutional Class Shares (unlimited authorization — no par value) ($32,357,359 ÷ 3,019,203 shares)*	$10.72

Net Asset Value, Offering, and Redemption Price Per Share — Investor Class Shares (unlimited authorization — no par value) ($1,236,460 ÷ 115,373 shares)*	$10.72

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
FOR THE SIX-MONTHS ENDED
APRIL 30, 2017 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income (Less Foreign Taxes Withheld of $12,435)	$314,667
Dividend Income from Master Limited Partnerships	22,315
Interest Income	43

Total Investment Income	337,025

Expenses:
Investment Advisory Fees	127,303
Administration Fees	34,712
Shareholder Servicing Fees (Institutional Class Shares)	2,153
Shareholder Servicing Fees (Investor Class Shares)	660
Distribution Fees (Investor Class Shares)	1,190
Trustees’ Fees	663
Chief Compliance Officer Fees	275
Transfer Agent Fees	27,787
Registration Fees	15,595
Custodian Fees	10,804
Printing Fees	5,030
Professional Fees	2,541
Insurance and Other Expenses	1,995

Total Expenses	230,708

Less: Investment Advisory Fees Waived	(52,539)
Less: Fees Paid Indirectly	(12)

Net Expenses	178,157

Net Investment Income	158,868

Net Realized Gain on Investments	1,100,389
Net Realized Loss on Foreign Currency Transactions	(7,435)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	1,219,560
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translations	(573)

Net Realized and Unrealized Gain on Investments	2,311,941

Net Increase in Net Assets Resulting from Operations	$2,470,809

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$158,868	$647,615
Net Realized Gain on Investments and Foreign Currency Transactions	1,092,954	1,586,288
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Translations	1,218,987	707,025

Net Increase in Net Assets Resulting from Operations	2,470,809	2,940,928

Dividends and Distributions from:
Net Investment Income
Institutional Class Shares	(176,119)	(637,456)
Investor Class Shares	(5,237)	(5,469)

Total Net Investment Income	(181,356)	(642,925)

Realized Gains
Institutional Class Shares	(1,529,175)	(1,898,559)
Investor Class Shares	(60,685)	(8,416)

Total Net Realized Gains	(1,589,860)	(1,906,975)

Total Dividends and Distributions	(1,771,216)	(2,549,900)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	7,412,242	–
Reinvestment of Distributions	1,705,293	2,536,015
Redeemed	(25)	(20,436,772)

Increase/(Decrease) from Institutional Class Shares Capital Share Transactions	9,117,510	(17,900,757)

Investor Class Shares
Issued	800,063	428,436
Reinvestment of Distributions	65,219	13,617
Redemption Fees	–	397
Redeemed	(183,563)	(84,346)

Increase from Investor Class Shares Capital Share Transactions	681,719	358,104

Net Increase/(Decrease) From Capital Share Transactions	9,799,229	(17,542,653)

Total Increase/(Decrease) in Net Assets	10,498,822	(17,151,625)

Net Assets:
Beginning of Year or Period	23,094,997	40,246,622

End of Year or Period (including (distributions in excess of) undistributed net investment income of $(22,472) and $16, respectively)	$33,593,819	$23,094,997

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year or Period

	Institutional Class Shares
	Six-Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013*
Net Asset Value, Beginning of Year or Period	$10.78	$10.67	$12.72	$11.01	$10.00

Income from Operations:
Net Investment Income(1)	0.06	0.21	0.19	0.20	0.02
Net Realized and Unrealized Gain/(Loss) on Investments	0.68	0.64	(0.57)	1.81	1.00

Total from Operations	0.74	0.85	(0.38)	2.01	1.02

Redemption Fees	–	–	–	–	–

Dividends and Distributions from:
Net Investment Income	(0.07)	(0.23)	(0.18)	(0.21)	(0.01)
Net Realized Gains	(0.73)	(0.51)	(1.49)	(0.09)	–

Total Dividends and Distributions	(0.80)	(0.74)	(1.67)	(0.30)	(0.01)

Net Asset Value, End of Year or Period .	$10.72	$10.78	$10.67	$12.72	$11.01

Total Return †	7.63%	8.66%	(3.10)%	18.46%	10.21%

Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$32,357	$22,569	$40,069	$40,050	$37,757
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	1.25%**	1.25%	1.25%	1.25%	1.25%**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.62%**	1.60%	1.43%	1.54%	1.70%**
Ratio of Net Investment Income to Average Net Assets	1.13%**	2.05%	1.66%	1.67%	0.44%**
Portfolio Turnover Rate	42%***	88%	97%	93%	32%***

*	Commenced operations on June 28, 2013.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year or Period

		Investor Class Shares
	Six-Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013*
Net Asset Value, Beginning of Year or Period	$10.78	$10.68	$12.72	$11.01	$10.76

Income from Operations:
Net Investment Income(1)	0.04	0.15	0.16	0.13	0.02
Net Realized and Unrealized Gain/(Loss) on Investments	0.69	0.66	(0.59)	1.83	0.23

Total from Operations	0.73	0.81	(0.43)	1.96	0.25

Redemption Fees	–	–	0.01	0.02	–

Dividends and Distributions from:
Net Investment Income	(0.06)	(0.20)	(0.13)	(0.18)	–
Net Realized Gains	(0.73)	(0.51)	(1.49)	(0.09)	–

Total Dividends and Distributions	(0.79)	(0.71)	(1.62)	(0.27)	–

Net Asset Value, End of Year or Period	$10.72	$10.78	$10.68	$12.72	$11.01

Total Return †	7.46%	8.21%	(3.45)%	18.26%	2.32%

Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$1,237	$526	$178	$458	$–
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	1.60%**	1.60%	1.60%	1.60%	–%(2)**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.00%**	2.15%	1.76%	1.84%	–%(2)**
Ratio of Net Investment Income to Average Net Assets	0.83%**	1.44%	1.37%	1.02%	3.51%**
Portfolio Turnover Rate	42%***	88%	97%	93%	32%***

*	Commenced operations on October 16, 2013.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	The Investor Class Shares did not incur any expenses from October 16, 2013 (commencement of operations) through the period ended October 31, 2013 due to the low level of assets.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the CBRE Clarion Global Infrastructure Value Fund (the “Fund”). The investment objective of the Fund is total return, consisting of capital appreciation and current income. The Fund is diversified and seeks to achieve its objective by investing in equity securities issued by infrastructure companies organized or located throughout the world. The Fund’s adviser, CBRE Clarion Securities LLC (the “Adviser”), utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Fund may invest in securities of companies of any market capitalization and, under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its assets will be invested in non-U.S. companies, in both developed and emerging market countries. The Fund may invest up to 30% of its assets in emerging market companies. The Fund’s investments may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund currently offers Institutional Class and Investor Class shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

The Fund’s Institutional Class shares commenced operations on June 28, 2013. The Fund’s Investor Class shares commenced operations on October 16, 2013.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the six-months ended April 30, 2017, there were no transfers among Level 1, Level 2 and Level 3 assets and liabilities. During the six-months ended April 30, 2017, there were no Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

During the six-months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends and

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

current tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income/Expense — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances,

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income quarterly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 60 days. For the six-months ended April 30, 2017, the Fund did not receive any redemption fees.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (the “CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2017, the Fund paid $ 34,712 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has adopted a shareholder servicing plan pursuant to which it may engage third-party service providers to provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.10% and 0.20% annually of the average daily net assets attributable to the Institutional Class Shares and Investor Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2017, the Institutional Class Shares and Investor Class Shares incurred $2,153 and $660 of shareholder servicing fees, an effective rate of 0.02% and 0.14%, respectively.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six-months ended April 30, 2017, the Fund incurred $1,190 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

ended April 30, 2017, the Fund earned cash management credits of $12, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% and 1.60% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2018. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.60% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2018. As of April 30, 2017, fees which were previously waived by the Adviser that can be recaptured, up to the expense cap in effect at the time the expenses were waived, were $82,379 expiring in 2018, $80,252 expiring in 2019, and $126,022 expiring in 2020. During the six months ended April 30, 2017, the Fund did not reimburse the Adviser for fees previously waived.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

6.	Share Transactions:

	Six-Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Share Transactions:
Institutional Class Shares
Issued	751,481	–
Reinvestment of Distributions	173,539	258,002
Redeemed	(3)	(1,918,135)

Increase/(Decrease) in Institutional Class Shares	925,017	(1,660,133)

Investor Class Shares
Issued	77,750	38,826
Reinvestment of Distributions	6,643	1,356
Redeemed	(17,773)	(8,072)

Increase in Investor Class Shares	66,620	32,110

Net Increase/(Decrease) in Shares Outstanding	991,637	(1,628,023)

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales for the six-months ended April 30, 2017 were $19,613,154 and $11,708,186, respectively. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared by the Fund during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2016	$536,447	$2,013,453	$2,549,900
2015	4,608,487	1,222,079	5,830,566

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	$1,589,771
Unrealized Appreciation	1,159,795
Other Temporary Differences	9

Total Distributable Earnings	$2,749,575

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2017 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$30,453,419	$2,915,829	$(534,714)	$2,381,115

9.	Concentration/Risks:

The Fund concentrates its investments in the infrastructure sector. Investing in infrastructure companies may subject the Fund to greater exposure to the potential adverse economic, regulatory, political and other changes affecting infrastructure companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

10.	Other:

At April 30, 2017, 94% of Institutional Class Shares total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

11.	Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

12.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements. However, the following are details relating to subsequent events that have occurred since April 30, 2017.

At a meeting held on November 16, 2016, the Board of Trustees (the “Board”) of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Fund, and Voya Mutual Funds (the “Voya Trust”), a Delaware statutory trust, to reorganize the CBRE Clarion Global Infrastructure Value Fund (the “Acquired Fund”) into the Voya CBRE Global Infrastructure Fund (the “Acquiring Fund”), a newly created series of the Voya Trust. The Plan is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986. The reorganization will consist of the transfer of assets and assumption of liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund.

The Board’s decision to reorganize the CBRE Clarion Global Infrastructure Value Fund has been approved by the shareholders. The reorganization is anticipated to close on July 17, 2017.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and shareholder servicing fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,076.30	1.25%	$6.44
Investor Class Shares	1,000.00	1,074.60	1.60%	8.23

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.60	1.25%	$6.26
Investor Class Shares	1,000.00	1,016.86	1.60%	8.00

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 16, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2017 (Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

CBRE Clarion Global Infrastructure Value Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

CBRE Clarion Securities LLC

201 King of Prussia Road

Suite 600

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CCS-SA-002-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017